Quarterly Report
August 31, 2022
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-Q1

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 3.7%
CACI International, Inc., “A” (a)	11,786	$3,310,334
Huntington Ingalls Industries, Inc.	21,920	5,047,299
Parsons Corp. (a)	68,753	2,844,999
Textron, Inc.	80,667	5,032,008
		$16,234,640
Airlines – 1.0%
Southwest Airlines Co.	56,484	$2,072,963
United Airlines Holdings, Inc.	73,907	2,587,484
		$4,660,447
Apparel Manufacturers – 0.2%
PVH Corp.	15,834	$890,663
Automotive – 0.6%
LKQ Corp.	33,870	$1,802,561
Oshkosh Corp.	3,360	267,994
Visteon Corp. (a)	6,259	750,016
		$2,820,571
Biotechnology – 1.3%
Biogen, Inc. (a)	17,294	$3,378,902
Exelixis, Inc. (a)	125,129	2,219,788
		$5,598,690
Broadcasting – 0.2%
Warner Bros. Discovery, Inc. (a)	80,464	$1,065,343
Brokerage & Asset Managers – 1.4%
Raymond James Financial, Inc.	61,759	$6,445,787
Business Services – 3.4%
Amdocs Ltd.	32,812	$2,804,442
Dropbox, Inc. (a)	290,517	6,214,159
GoDaddy, Inc. (a)	82,891	6,284,795
		$15,303,396
Computer Software – 4.2%
Atlassian Corp. PLC, “A” (a)	9,324	$2,309,182
Cadence Design Systems, Inc. (a)	49,731	8,641,756
CrowdStrike Holdings, Inc. (a)	38,760	7,077,963
Paylocity Holding Corp. (a)	2,193	528,513
		$18,557,414
Computer Software - Systems – 3.1%
Box, Inc., “A” (a)	18,980	$488,735
Dell Technologies, Inc.	51,186	1,959,912
HP, Inc.	151,674	4,354,560
Juniper Networks, Inc.	34,604	983,446
SS&C Technologies Holdings, Inc.	5,009	279,302
Verint Systems, Inc. (a)	28,815	1,397,239
Western Digital Corp.	17,734	749,439
Zebra Technologies Corp., “A” (a)	11,823	3,566,290
		$13,778,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.1%
Eagle Materials, Inc.	22,555	$2,698,029
Masco Corp.	3,743	190,406
Otis Worldwide Corp.	27,961	2,019,343
Toll Brothers, Inc.	82,593	3,616,748
Vulcan Materials Co.	5,126	853,428
		$9,377,954
Consumer Services – 1.9%
Expedia Group, Inc. (a)	60,912	$6,252,617
Robert Half International, Inc.	30,134	2,319,414
		$8,572,031
Containers – 0.2%
Graphic Packaging Holding Co.	42,258	$941,086
Electrical Equipment – 0.8%
AMETEK, Inc.	19,109	$2,296,137
nVent Electric PLC	39,803	1,311,907
		$3,608,044
Electronics – 2.6%
Advanced Energy Industries, Inc.	2,600	$233,454
Amkor Technology, Inc.	97,188	1,956,394
Cirrus Logic, Inc.	36,253	2,780,243
Lam Research Corp.	7,352	3,219,514
Silicon Laboratories, Inc. (a)	25,851	3,239,906
		$11,429,511
Energy - Independent – 1.5%
Valero Energy Corp.	58,463	$6,847,187
Engineering - Construction – 0.5%
Comfort Systems USA, Inc.	20,085	$2,015,329
Entertainment – 1.3%
Live Nation Entertainment, Inc. (a)	58,006	$5,241,422
Spotify Technology S.A.	3,445	372,577
		$5,613,999
Food & Beverages – 1.8%
Archer Daniels Midland Co.	82,389	$7,241,169
Tyson Foods, Inc., “A”	11,289	850,965
		$8,092,134
Food & Drug Stores – 1.1%
Albertsons Cos., Inc., “A”	172,954	$4,757,965
Forest & Paper Products – 1.5%
Rayonier, Inc., REIT	68,457	$2,431,593
Weyerhaeuser Co., REIT	130,144	4,445,719
		$6,877,312
Gaming & Lodging – 2.0%
International Game Technology PLC	208,886	$3,747,415
Marriott International, Inc., “A”	33,551	5,158,131
		$8,905,546

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.6%
Dillards, Inc., “A” (l)	9,435	$2,795,024
Insurance – 8.8%
Ameriprise Financial, Inc.	26,730	$7,163,907
Equitable Holdings, Inc.	216,290	6,434,628
Everest Re Group Ltd.	25,019	6,731,362
Fidelity National Financial, Inc.	27,614	1,079,707
Hartford Financial Services Group, Inc.	99,842	6,420,839
Lincoln National Corp.	24,872	1,145,604
Reinsurance Group of America, Inc.	52,379	6,566,232
Voya Financial, Inc.	57,507	3,538,406
		$39,080,685
Internet – 1.9%
Gartner, Inc. (a)	24,435	$6,971,794
Match Group, Inc.	28,913	1,634,452
		$8,606,246
Leisure & Toys – 3.7%
Brunswick Corp.	75,923	$5,672,207
Electronic Arts, Inc.	44,395	5,632,394
Polaris, Inc.	29,774	3,372,501
Roblox Corp., “A” (a)	44,223	1,729,561
		$16,406,663
Machinery & Tools – 3.1%
AGCO Corp.	17,142	$1,863,507
Cummins, Inc.	4,025	866,864
Ingersoll Rand, Inc.	31,199	1,477,897
Kennametal, Inc.	69,729	1,634,448
Roper Technologies, Inc.	5,831	2,347,444
Wabtec Corp.	37,124	3,253,918
Zurn Elkay Water Solutions Corp.	81,404	2,245,122
		$13,689,200
Medical & Health Technology & Services – 4.0%
Charles River Laboratories International, Inc. (a)	16,289	$3,343,317
McKesson Corp.	19,398	7,119,066
Medpace Holdings, Inc. (a)	17,835	2,632,625
Syneos Health, Inc. (a)	78,200	4,700,602
		$17,795,610
Medical Equipment – 3.3%
Align Technology, Inc. (a)	10,782	$2,627,573
Hologic, Inc.	96,123	6,494,070
Maravai Lifesciences Holdings, Inc., “A” (a)	49,427	1,031,541
Quidel Corp. (a)	58,475	4,634,729
		$14,787,913
Metals & Mining – 0.8%
Reliance Steel & Aluminum Co.	11,973	$2,250,684
United States Steel Corp.	55,495	1,269,171
		$3,519,855
Natural Gas - Distribution – 1.2%
NiSource, Inc.	20,683	$610,355
UGI Corp.	119,464	4,718,828
		$5,329,183

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 3.2%
Cheniere Energy, Inc.	50,012	$8,010,922
Targa Resources Corp.	90,308	6,161,715
		$14,172,637
Network & Telecom – 1.5%
Fortinet, Inc. (a)	101,450	$4,939,601
Motorola Solutions, Inc.	6,457	1,571,698
		$6,511,299
Oil Services – 1.0%
NOV, Inc.	245,473	$4,337,508
Other Banks & Diversified Financials – 4.9%
Bank OZK	23,273	$943,255
East West Bancorp, Inc.	85,293	6,155,596
SLM Corp.	380,040	5,807,011
Synchrony Financial	12,689	415,565
Umpqua Holdings Corp.	128,951	2,287,591
Zions Bancorp NA	112,912	6,213,547
		$21,822,565
Pharmaceuticals – 1.2%
Organon & Co.	189,131	$5,395,907
Pollution Control – 0.8%
Republic Services, Inc.	24,653	$3,518,476
Real Estate – 7.3%
Apple Hospitality, Inc., REIT	68,735	$1,093,574
EPR Properties, REIT	79,391	3,452,715
Extra Space Storage, Inc., REIT	35,389	7,032,856
Host Hotels & Resorts, Inc., REIT	167,564	2,977,612
Life Storage, Inc., REIT	49,431	6,290,095
National Storage Affiliates Trust, REIT	80,358	4,059,686
Phillips Edison & Co., REIT	99,927	3,264,615
Spirit Realty Capital, Inc., REIT	16,262	664,303
STORE Capital Corp., REIT	45,377	1,224,271
VICI Properties, Inc., REIT	69,446	2,291,023
		$32,350,750
Restaurants – 1.1%
Texas Roadhouse, Inc.	53,991	$4,792,241
Specialty Chemicals – 4.1%
Ashland, Inc.	19,312	$1,965,189
Chemours Co.	140,822	4,749,926
Corteva, Inc.	134,158	8,241,326
Univar Solutions, Inc. (a)	133,194	3,359,153
		$18,315,594
Specialty Stores – 4.7%
AutoZone, Inc. (a)	3,556	$7,535,911
Builders FirstSource, Inc. (a)	108,569	6,363,229
Burlington Stores, Inc. (a)	2,138	299,726
Lululemon Athletica, Inc. (a)	11,577	3,472,637
O'Reilly Automotive, Inc. (a)	1,244	867,217
Ulta Beauty, Inc. (a)	6,092	2,557,848
		$21,096,568

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 1.5%
Altice USA, Inc., “A” (a)	128,818	$1,288,180
Lumen Technologies, Inc.	529,978	5,278,581
		$6,566,761
Trucking – 0.8%
Knight-Swift Transportation Holdings, Inc.	41,541	$2,098,236
Saia, Inc. (a)	7,522	1,555,775
		$3,654,011
Utilities - Electric Power – 3.5%
Constellation Energy	17,254	$1,407,754
DTE Energy Co.	3,767	490,991
PG&E Corp. (a)	603,592	7,442,289
Vistra Corp.	245,504	6,076,224
		$15,417,258
Total Common Stocks		$442,355,926
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.21% (v)	1,567,237	$1,567,237
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 2% (j)	273,600	$273,600

Other Assets, Less Liabilities – 0.1%		624,590
Net Assets – 100.0%		$444,821,353
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,567,237 and $442,629,526, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$442,355,926	$—	$—	$442,355,926
Mutual Funds	1,840,837	—	—	1,840,837
Total	$444,196,763	$—	$—	$444,196,763
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At August 31, 2022, the value of securities loaned was $1,257,539. These loans were collateralized by cash of $273,600 and U.S. Treasury Obligations (held by the lending agent) of $1,024,977.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,037,629	$19,991,030	$23,461,406	$(172)	$156	$1,567,237
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,502	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.